Tax (Tables)	12 Months Ended
Dec. 31, 2015
Details of current and deferred taxes
Details of current and deferred taxes
in	2015	2014	2013
Current and deferred taxes (CHF million)
Switzerland	28	99	12
Foreign	463	622	569
Current income tax expense	491	721	581
Switzerland	196	(321)	22
Foreign	(164)	1,005	673
Deferred income tax expense	32	684	695
Income tax expense	523	1,405	1,276
Income tax expense on discontinued operations	0	40	75
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(4)	4	1
Cumulative translation adjustment	(14)	(117)	44
Unrealized gains/(losses) on securities	(2)	5	(12)
Actuarial gains/(losses)	(174)	(375)	388
Net prior service credit/(cost)	37	(11)	(25)
Share-based compensation and treasury shares	25	71	0

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2015	2014	2013
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,746	401	642
Foreign	(4,168)	3,226	3,454
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(533)	798	901
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(715)	314	189
Non-deductible amortization of other intangible assets and goodwill impairment	1,432	6	25
Other non-deductible expenses	391	666	492
Additional taxable income	16	4	2
Lower taxed income	(276)	(272)	(381)
(Income)/loss taxable to noncontrolling interests	6	(163)	(252)
Changes in tax law and rates	347	151	184
Changes in deferred tax valuation allowance	(103)	1,064	385
Change in recognition of outside basis difference	262	(450)	0
Tax deductible impairments of Swiss subsidiary investments	(258)	(555)	(268)
Other	(46)	(158)	(1)
Income tax expense	523	1,405	1,276

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2015	2014
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	2,425	2,373
Loans	326	231
Investment securities	548	882
Provisions	1,718	1,658
Derivatives	117	121
Real estate	340	277
Net operating loss carry-forwards	5,838	6,232
Other	116	99
Gross deferred tax assets before valuation allowance	11,428	11,873
Less valuation allowance	(3,905)	(4,107)
Gross deferred tax assets net of valuation allowance	7,523	7,766
Compensation and benefits	(211)	(164)
Loans	(31)	(40)
Investment securities	(282)	(619)
Provisions	(449)	(448)
Business combinations	(1)	(1)
Derivatives	(187)	(168)
Leasing	(18)	(23)
Real estate	(66)	(62)
Other	(153)	(211)
Gross deferred tax liabilities	(1,398)	(1,736)
Net deferred tax assets	6,125	6,030
of which deferred tax assets	6,179	6,077
of which net operating losses	1,754	1,814
of which deductible temporary differences	4,425	4,263
of which deferred tax liabilities	(54)	(47)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2015	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	5,304
Due to expire within 2 to 5 years	7,662
Due to expire within 6 to 10 years	7,135
Due to expire within 11 to 20 years	2,981
Amount due to expire	23,082
Amount not due to expire	15,694
Total net operating loss carry-forwards	38,776

Movements in the valuation allowance
Movements in the valuation allowance
in	2015	2014	2013
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,107	2,705	2,554
Net changes	(202)	1,402	151
Balance at end of period	3,905	4,107	2,705

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2015	2014	2013
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	448	505	483
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(28)	(70)	(24)
Tax benefits in respect of tax on dividend equivalent payments	0	1	22
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2015	2014	2013
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	389	423	420
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	44	2	4
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(3)	(47)	(8)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	15	39	46
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(10)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(22)	(24)	(5)
Other (including foreign currency translation)	(54)	6	(34)
Balance at end of period	369	389	423
of which, if recognized, would affect the effective tax rate	369	389	417
Interest and penalties
in	2015	2014	2013
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	13	16	7
Interest and penalties recognized in the consolidated balance sheets	86	86	69

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2015	2014	2013
Current and deferred taxes (CHF million)
Switzerland	(25)	56	(52)
Foreign	462	624	564
Current income tax expense	437	680	512
Switzerland	166	(384)	(15)
Foreign	(164)	1,003	673
Deferred income tax expense	2	619	658
Income tax expense	439	1,299	1,170
Income tax expense on discontinued operations	0	40	75
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4)	4	1
Cumulative translation adjustment	(14)	(117)	44
Unrealized gains/(losses) on securities	(3)	7	(8)
Actuarial gains/(losses)	14	(27)	99
Net prior service cost	(9)	9	0
Share-based compensation and treasury shares	28	68	1

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2015	2014	2013
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,315	(179)	300
Foreign	(4,253)	3,140	3,354
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(646)	651	804
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(731)	347	248
Non-deductible amortization of other intangible assets and goodwill impairment	1,432	6	25
Other non-deductible expenses	389	666	493
Additional taxable income	15	2	(5)
Lower taxed income	(272)	(265)	(374)
(Income)/loss taxable to noncontrolling interests	7	(173)	(297)
Changes in tax law and rates	347	151	184
Changes in deferred tax valuation allowance	(108)	1,071	381
Change in recognition of outside basis difference	262	(450)	0
Tax deductible impairments of Swiss subsidiary investments	(258)	(555)	(268)
Other	2	(152)	(21)
Income tax expense	439	1,299	1,170

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2015	2014
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	2,316	2,361
Loans	326	231
Investment securities	547	882
Provisions	1,718	1,658
Derivatives	117	119
Real estate	340	277
Net operating loss carry-forwards	5,831	6,232
Other	113	95
Gross deferred tax assets before valuation allowance	11,308	11,855
Less valuation allowance	(3,898)	(4,107)
Gross deferred tax assets net of valuation allowance	7,410	7,748
Compensation and benefits	(211)	(164)
Loans	(31)	(40)
Investment securities	(273)	(611)
Provisions	(449)	(447)
Business combinations	(1)	(1)
Derivatives	(187)	(168)
Leasing	(18)	(23)
Real estate	(66)	(62)
Other	(147)	(201)
Gross deferred tax liabilities	(1,383)	(1,717)
Net deferred tax assets	6,027	6,031
of which deferred tax assets	6,068	6,064
of which net operating losses	1,753	1,816
of which deductible temporary differences	4,315	4,248
of which deferred tax liabilities	(41)	(33)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2015	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	5,304
Due to expire within 2 to 5 years	7,662
Due to expire within 6 to 10 years	7,055
Due to expire within 11 to 20 years	2,981
Amount due to expire	23,002
Amount not due to expire	15,694
Total net operating loss carry-forwards	38,696

Movements in the valuation allowance
Movements in the valuation allowance
in	2015	2014	2013
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,107	2,704	2,550
Net changes	(209)	1,403	154
Balance at end of period	3,898	4,107	2,704

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2015	2014	2013
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	447	506	481
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(28)	(69)	(24)
Tax benefits in respect of tax on dividend equivalent payments	0	1	22
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2015	2014	2013
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	382	416	416
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	44	2	4
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(3)	(47)	(8)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	15	37	43
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(10)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(22)	(24)	(5)
Other (including foreign currency translation)	(56)	8	(34)
Balance at end of period	360	382	416
of which, if recognized, would affect the effective tax rate	360	382	410
Interest and penalties
in	2015	2014	2013
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	13	21	6
Interest and penalties recognized in the consolidated balance sheets	85	85	64